JOINT ARRANGEMENTS - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
JOINT ARRANGEMENTS
Net (loss) earnings	$ 4,119	$ (4,319)
Other comprehensive income	793	(218)
Total Comprehensive Income (Loss)	4,912	(4,537)
Joint ventures
JOINT ARRANGEMENTS
Net (loss) earnings	5	(10)
Total Comprehensive Income (Loss)	5	(10)
Carrying amount as at December 31	63	58
Associates
JOINT ARRANGEMENTS
Net (loss) earnings	(2)	9
Total Comprehensive Income (Loss)	(2)	9
Carrying amount as at December 31	$ 66	$ 68